/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  December 31, 1999

MFS Government Markets Income Trust
Date           Identification  Shares RepurchasRepurchase       NAV     Broker
               of Security                     Price
12/9/99        Shares of       100,000         5.9375           6.98    Merrill
               Beneficial                                               Lynch
               Interest
12/13/99       Shares of       30,000          5.875            6.95    Merrill
               Beneficial                                               Lynch
               Interest
12/15/99       Shares of       50,000          5.875            6.90    Merrill
               Beneficial                                               Lynch
               Interest
12/16/99       Shares of       60,000          5.875            6.89    Merrill
               Beneficial                                               Lynch
               Interest
12/27/99       Shares of       75,000          5.8125           6.88    Merrill
               Beneficial                                               Lynch
               Interest
12/28/99       Shares of       85,000          5.8125           6.88    Merrill
               Beneficial                                               Lynch
               Interest










Total Shares Repurchased: 400,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer